Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 90.84%
	Aerospace & Defense - 3.09%
157,240	Dassault Aviation S.A. (France)	$18,686,781

	Automotive - 8.21%
275,592	Bayerische Motoren Werke AG (Germany)	29,169,462
210,791	Daimler AG (Germany)	16,819,796
105,395	Daimler Truck Holding AG (Germany) (a)	3,715,581

		49,704,839

	Banks - 17.65%
7,473,302	Bank of Ireland Group PLC (Ireland) (a)	50,369,116
286,178	Comerica, Inc.	26,551,595
2,146,410	Deutsche Bank AG (Germany) (a)	29,885,583

		106,806,294

	Building Products - 2.73%
791,108	Buzzi Unicem SpA (Italy)	16,519,177

	Consumer Products - 1.27%
310,125	Fila Holdings Corp. (South Korea)	7,661,727

	Diversified Holding Companies - 7.70%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	24,357,383
905,100	Jardine Cycle & Carriage, Ltd. (Singapore)	13,606,698
3,318,103	Quinenco S.A. (Chile)	8,619,257

		46,583,338

	Engineering & Construction - 3.03%
648,285	Boskalis Westminster (Netherlands)	18,352,891

	Financial Services - 2.28%
316,443	Lazard, Ltd., Class A (Bermuda)	13,809,573

	Forest Products & Paper - 4.15%
842,646	Interfor Corp. (Canada)	25,110,672

	Insurance - 3.03%
716,482	Old Republic International Corp.	18,363,434

	Metals & Mining - 15.33%
7,632,296	Capstone Mining Corp. (Canada) (a)	32,482,965
2,591,497	Lundin Mining Corp. (Canada)	21,589,862
1,477,180	Warrior Met Coal, Inc.	38,702,116

		92,774,943

	Non-U.S. Real Estate Operating Companies - 3.44%
2,088,569	CK Asset Holdings, Ltd. (Cayman Islands)	13,942,048

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
12,573,300	Genting Singapore, Ltd. (Singapore)	$6,870,590

		20,812,638

	Oil & Gas Production & Services - 9.40%
153,983	Drilling Co. of 1972 A/S (The) (Denmark) (a)	6,006,303
2,475,621	Subsea 7, S.A. (Luxembourg)	18,612,400
1,452,448	Tidewater, Inc. (a)	20,610,237
280,150	Valaris, Ltd. (Bermuda) (a)	11,623,424

		56,852,364

	Retail - 2.64%
314,500	Seven & i Holdings Co., Ltd. (Japan)	15,995,042

	Transportation Infrastructure - 4.48%
976,193	Hawaiian Holdings, Inc. (a)	16,692,900
44,038,127	Hutchison Port Holdings Trust (Singapore)	10,402,158

		27,095,058

	U.S. Real Estate Operating Companies - 2.41%
2,515,294	Five Point Holdings, LLC, Class A (a)	14,563,552

	Total Common Stocks (Cost $457,182,102)	549,692,323

Purchased Options - 0.53%
	Total Purchased Options (see below for details) (Cost $4,596,000)	3,223,579

	Total Investment Portfolio - 91.37% (Cost $461,778,102)	552,915,902
	Other Assets less Liabilities - 8.63%	52,229,404

	NET ASSETS - 100.00%.	$605,145,306

	Investor Class:
	Net assets applicable to 175,770 shares outstanding	$9,362,244

	Net asset value, offering and redemption price per share	$53.26

	Institutional Class:
	Net assets applicable to 11,183,687 shares outstanding	$593,678,773

	Net asset value, offering and redemption price per share	$53.08

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Z Class:
Net assets applicable to 39,662 shares outstanding	$2,104,289

Net asset value, offering and redemption price per share	$53.06

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Banks	17.65%
Metals & Mining	15.33
Oil & Gas Production & Services	9.40
Automotive	8.21
Diversified Holding Companies	7.70
Transportation Infrastructure	4.48
Forest Products & Paper	4.15
Non-U.S. Real Estate Operating Companies	3.44
Aerospace & Defense	3.09
Insurance	3.03
Engineering & Construction	3.03
Building Products	2.73
Retail	2.64
U.S. Real Estate Operating Companies	2.41
Financial Services	2.28
Consumer Products	1.27
Purchased Options	0.53
Other Assets less Liabilities	8.63

Total	100.00%

Country Concentration	% of Net Assets

United States	22.92%
Germany	13.15
Canada	13.09
Ireland	8.32
Cayman Islands	6.33
Singapore	5.10
Bermuda	4.20
France	3.09
Luxembourg	3.08
Netherlands	3.03
Italy	2.73
Japan	2.64
Chile	1.43
South Korea	1.27
Denmark	0.99

Total	91.37%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,000	$179,964,000	430.00 USD	03/18/22	$3,223,579

Total Purchased Options (Cost $4,596,000)						$3,223,579

ETF: Exchange Traded Fund.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 91.28%
	Auto Parts & Services - 3.44%
26,078	Dorman Products, Inc. (a)	$2,441,683
31,709	Visteon Corp. (a)	3,218,781

		5,660,464

	Bank & Thrifts - 22.99%
107,928	Prosperity Bancshares, Inc.	7,905,726
164,220	Southside Bancshares, Inc.	6,880,818
128,608	UMB Financial Corp.	12,661,457
182,346	Washington Trust Bancorp, Inc.	10,408,310

		37,856,311

	Commercial Services - 2.93%
68,045	Madison Square Garden Entertainment Corp. (a)	4,819,627

	Conglomerates - 5.40%
2,329	Seaboard Corp.	8,896,757

	Consulting & Information Technology Services - 4.78%
83,391	ICF International, Inc.	7,871,277

	Consumer Discretionary - 5.91%
349,090	Hamilton Beach Brands Holding Co., Class A	4,838,387
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	4,884,291

		9,722,678

	Consumer Staples - 3.31%
139,635	Cal-Maine Foods, Inc.	5,445,765

	Financials - 4.27%
94,116	Brightsphere Investment Group, Inc.	2,031,023
2,690,179	Westaim Corp. (The) (Canada) (a)	4,994,550

		7,025,573

	Home Building - 2.81%
194,446	TRI Pointe Homes, Inc. (a)	4,629,759

	Industrial Equipment - 2.73%
31,880	Alamo Group, Inc.	4,490,298

	Industrial Services - 13.65%
52,390	Comfort Systems USA, Inc.	4,703,574
45,788	EMCOR Group, Inc.	5,458,387
100,862	MYR Group, Inc. (a)	9,484,054
14,863	UniFirst Corp.	2,825,308

		22,471,323

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Insurance & Reinsurance - 4.32%
297,038	ProAssurance Corp.	$7,117,030

	Metals Manufacturing - 3.03%
52,160	Kaiser Aluminum Corp.	4,994,320

	Oil & Gas Production & Services - 3.78%
438,541	Tidewater, Inc. (a)	6,222,897

	Real Estate - 5.21%
151,986	FRP Holdings, Inc. (a)	8,584,169

	U.S. Real Estate Investment Trusts - 1.77%
108,336	InvenTrust Properties Corp.	2,918,572

	U.S. Real Estate Operating Companies - 0.95%
269,797	Five Point Holdings, LLC, Class A (a)	1,562,125

	Total Common Stocks (Cost $94,376,238)	150,288,945

Closed-End Fund - 2.79%
	Financials - 2.79%
111,210	Central Securities Corp.	4,587,413

	Total Closed-End Fund (Cost $3,007,113)	4,587,413

	Total Investment Portfolio - 94.07% (Cost $97,383,351)	154,876,358
	Other Assets less Liabilities - 5.93%	9,758,710

	NET ASSETS - 100.00%.	$164,635,068

	Investor Class:
	Net assets applicable to 161,052 shares outstanding	$3,067,789

	Net asset value, offering and redemption price per share	$19.05

	Institutional Class:
	Net assets applicable to 8,216,175 shares outstanding	$160,899,467

	Net asset value, offering and redemption price per share	$19.58

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Z Class:
Net assets applicable to 33,988 shares outstanding	$667,812

Net asset value, offering and redemption price per share	$19.65

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Bank & Thrifts	22.99%
Industrial Services	13.65
Financials	7.06
Consumer Discretionary	5.91
Conglomerates	5.40
Real Estate	5.21
Consulting & Information Technology Services	4.78
Insurance & Reinsurance	4.32
Oil & Gas Production & Services	3.78
Auto Parts & Services	3.44
Consumer Staples	3.31
Metals Manufacturing	3.03
Commercial Services	2.93
Home Building	2.81
Industrial Equipment	2.73
U.S. Real Estate Investment Trusts	1.77
U.S. Real Estate Operating Companies	0.95
Other Assets less Liabilities	5.93

Total	100.00%

Country Concentration	% of Net Assets

United States	91.04%
Canada	3.03

Total	94.07%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2022 (Unaudited)

Principal Amount‡	Security†	Value

Term Loans - 0.00%
	Non-U.S. Real Estate Operating Companies - 0.00%
39,610 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/22 (Luxembourg)(a)(b)(c)(d)	$—

	Total Term Loans (Cost $49,457)	—

Shares

Common Stocks - 94.74%
	Consulting/Management - 4.99%
130,808	CBRE Group, Inc., Class A (e)	13,256,083
196,175	Fidelity National Financial, Inc.	9,877,411

		23,133,494

	Forest Products & Paper - 10.25%
613,397	Rayonier, Inc., REIT	22,413,527
620,324	Weyerhaeuser Co., REIT	25,079,699

		47,493,226

	Industrial Services - 4.38%
33,350	AMERCO	20,308,483

	Non-U.S. Homebuilder - 3.73%
302,959	Berkeley Group Holdings PLC (United Kingdom)	17,289,874

	Non-U.S. Real Estate Consulting/Management - 2.18%
552,741	Savills PLC (United Kingdom)	10,072,465

	Non-U.S. Real Estate Investment Trusts - 11.64%
524,915	Big Yellow Group PLC (United Kingdom)	10,547,015
341,626	Derwent London PLC (United Kingdom)	15,785,399
2,621,397	National Storage REIT (Australia)	4,595,480
1,303,314	Segro PLC (United Kingdom)	22,977,124

		53,905,018

	Non-U.S. Real Estate Operating Companies - 21.16%
544,260	Brookfield Asset Management, Inc., Class A (Canada)	29,988,726
2,991,923	CK Asset Holdings, Ltd. (Cayman Islands)	19,972,303
2,335,514	Grainger PLC (United Kingdom)	9,511,308
3,306,987	Henderson Land Development Co., Ltd. (Hong Kong)	14,462,105
233,427	PATRIZIA AG (Germany)	5,074,546

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
5,569,776	Wharf Holdings Ltd. (The) (Hong Kong)	$19,035,060

		98,044,048

	Retail-Building Products - 4.16%
81,184	Lowe’s Cos., Inc.	19,269,022

	U.S. Homebuilder - 6.12%
350,872	Lennar Corp., Class B	28,325,897

	U.S. Real Estate Investment Trusts - 17.83%
397,540	American Homes 4 Rent, Class A	15,555,740
197,666	CatchMark Timber Trust, Inc., Class A	1,620,861
159,923	First Industrial Realty Trust, Inc.	9,720,120
476,203	InvenTrust Properties Corp.	12,828,909
239,219	JBG SMITH Properties	6,554,601
361,006	Preferred Apartment Communities, Inc.	6,021,580
193,244	Prologis, Inc.	30,304,524

		82,606,335

	U.S. Real Estate Operating Companies - 8.30%
4,413,953	Five Point Holdings, LLC, Class A (e)(f)	25,556,788
101,800	Stratus Properties, Inc. (e)	3,729,952
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	9,173,313
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		38,460,053

	Total Common Stocks (Cost $291,775,661)	438,907,915

Preferred Stocks - 2.57%
	Mortgage Finance - 2.57%
2,489,375	Federal Home Loan Mortgage Corp., 8.375% (e)	5,949,606
2,147,850	Federal National Mortgage Association, 8.250% (e)	5,949,545

	Total Preferred Stocks (Cost $8,980,723)	11,899,151

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Security†	Value

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $56,832)	$—

Total Investment Portfolio - 97.31% (Cost $300,862,673)	450,807,066
Other Assets less Liabilities - 2.69%	12,462,039

NET ASSETS - 100.00%.	$463,269,105

Investor Class:
Net assets applicable to 1,317,152 shares outstanding	$33,518,743

Net asset value, offering and redemption price per share	$25.45

Institutional Class:
Net assets applicable to 15,666,066 shares outstanding	$399,995,285

Net asset value, offering and redemption price per share	$25.53

Z Class:
Net assets applicable to 1,167,784 shares outstanding	$29,755,077

Net asset value, offering and redemption price per share	$25.48

Notes:

(a)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2022.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.80
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

     At January 31, 2022, the restricted securities had a total market value of $9,173,313 or 1.98% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.
EUR:	Euro.
REIT:	Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	21.16%
U.S. Real Estate Investment Trusts	17.83
Non-U.S. Real Estate Investment Trusts	11.64
Forest Products & Paper	10.25
U.S. Real Estate Operating Companies	8.30
U.S. Homebuilder	6.12
Consulting/Management	4.99
Industrial Services	4.38
Retail-Building Products	4.16
Non-U.S. Homebuilder	3.73
Mortgage Finance	2.57
Non-U.S. Real Estate Consulting/Management	2.18
Purchased Options	0.00 *
Other Assets less Liabilities	2.69

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets

United States	58.61%
United Kingdom	18.60
Hong Kong	7.23
Canada	6.47
Cayman Islands	4.31
Germany	1.10
Australia	0.99
Luxembourg	0.00 *

Total	97.31%

* Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	44,400,000	$44,400,000	7.90 HKD	02/07/22	$—

Total Purchased Options (Cost $56,832)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at January 31, 2022 (Unaudited)

Shares	Security	Value

Common Stocks - 95.65%
	Non-U.S. Homebuilder - 13.59%
74,687	Aedas Homes S.A. (Spain) (a)	$2,034,747
685,000	China Vanke Co., Ltd., Class H (China)	1,770,895
2,180,567	Glenveagh Properties PLC (Ireland) (a)(b)	2,995,258

		6,800,900

	Non-U.S. Infrastructure - 1.42%
115,431	Sydney Airport (Australia) (b)	709,453

	Non-U.S. Real Estate Investment Trusts - 24.29%
134,742	Big Yellow Group PLC (United Kingdom)	2,707,345
60,475	Boardwalk Real Estate Investment Trust (Canada)	2,661,347
37,332	Derwent London PLC (United Kingdom)	1,724,987
1,056,774	Irish Residential Properties REIT PLC (Ireland)	1,987,428
1,753,520	National Storage REIT (Australia)	3,074,035

		12,155,142

	Non-U.S. Real Estate Operating Companies - 56.35%
851,592	Centuria Capital Group (Australia)	1,809,714
1,507,465	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,861,757
795,200	ESR Cayman, Ltd. (Cayman Islands) (a)(b)	2,696,286
643,016	Grainger PLC (United Kingdom)	2,618,663
311,095	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,657,970
85,500	Nomura Real Estate Holdings, Inc. (Japan)	2,002,140
62,825	PATRIZIA AG (Germany)	1,365,773
35,186	Shurgard Self Storage S.A. (Luxembourg)	2,028,234
2,554,000	SUNeVision Holdings, Ltd. (Cayman Islands)	2,244,611
1,965,500	Swire Pacific, Ltd., Class B (Hong Kong)	1,948,432
213,000	Tosei Corp. (Japan)	1,950,145
52,470	VIB Vermoegen AG (Germany)	3,012,786
587,448	Wharf Holdings Ltd. (The) (Hong Kong)	2,007,641

		28,204,152

	Total Common Stocks (Cost $38,141,918)	47,869,647

	Total Investment Portfolio - 95.65% (Cost $38,141,918)	47,869,647
	Other Assets less Liabilities - 4.35%	2,176,862

	NET ASSETS - 100.00%.	$50,046,509

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2022 (Unaudited)

Institutional Class:
Net assets applicable to 1,064,960 shares outstanding	$14,462,127

Net asset value, offering and redemption price per share	$13.58

Z Class:
Net assets applicable to 2,536,698 shares outstanding	$35,584,382

Net asset value, offering and redemption price per share	$14.03

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
REIT:	Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	56.35%
Non-U.S. Real Estate Investment Trusts	24.29
Non-U.S. Homebuilder	13.59
Non-U.S. Infrastructure	1.42
Other Assets less Liabilities	4.35

Total	100.00%

Country Concentration	% of Net Assets

United Kingdom	14.09%
Australia	11.18
Ireland	9.96
Cayman Islands	9.87
Germany	8.75
Hong Kong	7.90
Japan	7.90
Mexico	5.72
Canada	5.32
Spain	4.06
Luxembourg	4.05
China	3.54
Brazil	3.31

Total	95.65%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At January 31, 2022, such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●   Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

●   Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

●   Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Funds’ investments carried at fair value:

Third Avenue Value Fund

Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$18,686,781	$—	$18,686,781	$—
Automotive	49,704,839	3,715,581	45,989,258	—
Banks	106,806,294	26,551,595	80,254,699	—
Building Products	16,519,177	—	16,519,177	—
Consumer Products	7,661,727	—	7,661,727	—
Diversified Holding Companies	46,583,338	8,619,257	37,964,081	—
Engineering & Construction	18,352,891	—	18,352,891	—
Financial Services	13,809,573	13,809,573	—	—
Forest Products & Paper	25,110,672	25,110,672	—	—
Insurance	18,363,434	18,363,434	—	—
Metals & Mining	92,774,943	92,774,943	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Non-U.S. Real Estate Operating Companies	$20,812,638	$—	$20,812,638	$—
Oil & Gas Production & Services	56,852,364	32,233,661	24,618,703	—
Retail	15,995,042	—	15,995,042	—
Transportation Infrastructure	27,095,058	16,692,900	10,402,158	—
U.S. Real Estate Operating Companies	14,563,552	14,563,552	—	—

Total Common Stocks	549,692,323	252,435,168	297,257,155	—

Purchased Options:	3,223,579	—	3,223,579	—

Total Purchased Options	3,223,579	—	3,223,579	—

Total Value of Investments	$552,915,902	$252,435,168	$300,480,734	$—

Third Avenue Small-Cap Value Fund
Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Auto Parts & Services	$5,660,464	$5,660,464	$—	$—
Bank & Thrifts	37,856,311	37,856,311	—	—
Commercial Services	4,819,627	4,819,627	—	—
Conglomerates	8,896,757	8,896,757	—	—
Consulting & Information Technology Services	7,871,277	7,871,277	—	—
Consumer Discretionary	9,722,678	9,722,678	—	—
Consumer Staples	5,445,765	5,445,765	—	—
Financials	7,025,573	7,025,573	—	—
Home Building	4,629,759	4,629,759	—	—
Industrial Equipment	4,490,298	4,490,298	—	—
Industrial Services	22,471,323	22,471,323	—	—
Insurance & Reinsurance	7,117,030	7,117,030	—	—
Metals Manufacturing	4,994,320	4,994,320	—	—
Oil & Gas Production & Services	6,222,897	6,222,897	—	—
Real Estate	8,584,169	8,584,169	—	—
U.S. Real Estate Investment Trusts	2,918,572	2,918,572	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

U.S. Real Estate Operating Companies	$1,562,125	$1,562,125	$—	$—

Total Common Stocks	150,288,945	150,288,945	—	—

Closed-End Fund:
Financials	4,587,413	4,587,413	—	—

Total Closed-End Fund	4,587,413	4,587,413	—	—

Total Value of Investments	$154,876,358	$154,876,358	$—	$—

Third Avenue Real Estate Value Fund
Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Consulting/Management	$23,133,494	$23,133,494	$—	$—
Forest Products & Paper	47,493,226	47,493,226	—	—
Industrial Services	20,308,483	20,308,483	—	—
Non-U.S. Homebuilder	17,289,874	—	17,289,874	—
Non-U.S. Real Estate Consulting/Management	10,072,465	—	10,072,465	—
Non-U.S. Real Estate Investment Trusts	53,905,018	10,547,015	43,358,003	—
Non-U.S. Real Estate Operating Companies	98,044,048	29,988,726	68,055,322	—
Retail-Building Products	19,269,022	19,269,022	—	—
U.S. Homebuilder	28,325,897	28,325,897	—	—
U.S. Real Estate Investment Trusts	82,606,335	82,606,335	—	—
U.S. Real Estate Operating Companies	38,460,053	38,460,053	—	—	*

Total Common Stocks	438,907,915	300,132,251	138,775,664	—

Preferred Stocks:
Mortgage Finance	11,899,151	11,899,151	—	—

Total Preferred Stocks	11,899,151	11,899,151	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	—	—	—	—

Total Purchased Options	—	—	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Total Value of Investments	$450,807,066	$312,031,402	$138,775,664	$—

Third Avenue International Real Estate Value Fund
Assets	Total Value at 1/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Non-U.S. Homebuilder	$6,800,900	$2,034,747	$4,766,153	$—
Non-U.S. Infrastructure	709,453	—	709,453	—
Non-U.S. Real Estate Investment Trusts	12,155,142	7,356,120	4,799,022	—
Non-U.S. Real Estate Operating Companies	28,204,152	4,519,727	23,684,425	—

Total Common Stocks	47,869,647	13,910,594	33,959,053	—

Total Value of Investments	$47,869,647	$13,910,594	$33,959,053	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2022 (Unaudited)

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 01/31/22
Other (a)	$—	*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended January 31, 2022 is set forth below:

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2022		Investment Income

Five Point Holdings, LLC, Class A	$32,486,694		$—	$—	$—	$(6,929,906)	$25,556,788		$—
Trinity Place Holdings, Inc.	10,243,533		—	—	—	(1,070,220)	9,173,313		—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$42,730,227		$—	$—	$—	$(8,000,126)	$34,730,101		$—

*	Investment fair valued at $0.